As filed with the Securities and Exchange Commission on November 17, 2011
1933 Act Registration File No. 333-133322
1940 Act File No. 811-21890

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 8	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

(Check appropriate box or boxes.)

Keystone Mutual Funds
(Exact Name of Registrant as Specified in Charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (952) 229-8100
_______________

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, Minnesota 55439
(Name and address of agent for service)

Copies of Communications to:
Steven Lentz
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
☒ ☐ ☐ ☐ ☐ ☐
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post effective amendment designates a new effective date for a previously filed post effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 8 to the Registration Statement of Keystone Mutual Funds on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 7 filed on October 27, 2011.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Minnesota on the 17th day of November, 2011.

Keystone Mutual Funds

By  /s/ Andrew S. Wyatt
       Andrew S. Wyatt
       President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Andrew S. Wyatt Andrew S. Wyatt	President and Trustee	November 17, 2011
s/ Loren R. Kix Loren R. Kix	Chief Compliance Officer and Treasurer	November 17, 2011
/s/ Daniel Luthringshauser* Daniel Luthringshauser	Trustee	November 17, 2011
/s/ Clifford Olson* Clifford Olson	Trustee	November 17, 2011
/s/ John Grunewald * John Grunewald		November 17, 2011
*  Andrew S. Wyatt, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Keystone Mutual Funds pursuant to the powers of attorney duly executed by such persons.

By /s/ Andrew S. Wyatt
Andrew S. Wyatt
Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE